UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Salzman & Co., Inc.
   Address:               One Landmark Square
                          Suite 650
                          Stamford, CT 06901

   Form 13F File Number:  028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Stephen B. Salzman
   Title:  CEO/President
   Phone:  203-302-2701

   /s/ Stephen B. Salzman          Stamford, CT            April 26, 2013
   ------------------------        -------------           -----------------
   Signature                       City, State             Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                        3

Form 13F Information Table Value Total (in thousands):   $30,952


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
AMERICAN INTERNATIONAL GROUP
  INC                          COMM    026874784    5,806      149,569  SH             Sole                  149,569
BP PLC                         COMM    055622104   19,030      449,353  SH             Sole                  449,353
NATIONAL OILWELL VARCO INC     COMM    637071101    6,115       86,437  SH             Sole                   86,437